UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Intermediate Tax-Free Fund

Class A: SZMAX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-A

R-103929-2 (01/26)

DWS Intermediate Tax-Free Fund

Class C: SZMCX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-C

R-103929-2 (01/26)

DWS Intermediate Tax-Free Fund

Class S: SCMTX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-S

R-103929-2 (01/26)

DWS Intermediate Tax-Free Fund

Institutional Class: SZMIX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-I

R-103929-2 (01/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2025
Semiannual Financial Statements and Other Information
DWS Intermediate Tax-Free Fund

Contents
3	Investment Portfolio
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
39	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Intermediate Tax-Free Fund

Investment Portfolioas of November 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 98.8%
Alabama 4.4%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,348,286
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC	3,000,000	3,256,420
Alabama, Energy Authority Commodity Supply Revenue Project 4, Series F, 5.25%, Mandatory Put 11/1/2035 @ 100, 11/1/2055, GTY: BP PLC	2,500,000	2,775,382
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,295,278
5.25%, 10/1/2041	1,500,000	1,634,303
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,781,947
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	8,490,000	9,030,182
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,560,632
		31,682,430
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 5.5%, 10/1/2042, INS: AG	1,000,000	1,081,705
Arizona 3.6%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,013,611
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital, Series A, 5.0%, 2/1/2030	600,000	650,985
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue, Series A, 5.0%, 1/1/2042	2,640,000	2,916,896
Arizona, State Industrial Development Authority Revenue, “A” , Series 2019-2, 3.625%, 5/20/2033	3,923,361	3,885,055
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,373,235
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	3

	Principal Amount ($)	Value ($)
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS: AG	1,500,000	1,653,142
Series A, 5.25%, 8/1/2044, INS: AG	3,000,000	3,247,025
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	3,635,000	3,604,807
Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,018,102
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,585,041
Series D, 5.0%, 12/1/2040	1,500,000	1,631,075
Series D, 5.0%, 12/1/2041	1,000,000	1,076,861
		25,655,835
California 6.5%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,050,084
Series E, 5.0%, 10/1/2029	1,000,000	1,049,298
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2044 (a)	1,675,000	1,787,130
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, SIFMA Municipal Swap Index + 0.3%, 3.09% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,973,376
Series C, SIFMA Municipal Swap Index + 0.45%, 3.24% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	998,197
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-050, 144A, AMT, 3.05%, 6/15/2037	5,800,000	5,479,517
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,337,398
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,000,633	8,034,109
California, University of California Revenue, Series BS, 5.0%, 5/15/2041	2,000,000	2,255,921
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.0%, 7/1/2041	2,750,000	2,988,441
Series A, 5.25%, 7/1/2044, INS: BAM	1,000,000	1,090,670
The accompanying notes are an integral part of the financial statements.

4	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,569,759
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,384,826
		45,998,726
Colorado 3.5%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AG	1,075,000	1,190,900
Series A, 5.0%, 12/1/2042, INS: AG	1,525,000	1,671,344
Series A, 5.25%, 12/1/2044, INS: AG	1,000,000	1,092,338
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AG	938,000	800,912
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,074,529
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	745,000	752,220
“III", Series L, 5.75%, 11/1/2053	4,060,000	4,324,890
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,410,094
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,563,577
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	507,023
5.0%, 12/1/2033	500,000	505,977
5.0%, 12/1/2034	1,000,000	1,010,972
		24,904,776
Connecticut 1.1%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,010,484
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series V-2, 2.5% (c), 12/1/2025	1,900,000	1,900,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,063,774
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	375,000	375,920
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	5

	Principal Amount ($)	Value ($)
Series D, 6.25%, 5/15/2054	1,765,000	1,915,267
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 7/1/2038	1,565,000	1,743,252
		8,008,697
Florida 4.8%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,485,391
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,523,326
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	1,465,000	1,479,191
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,738,671
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,650,000	1,599,004
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	645,000	611,854
Series A, 5.0%, 6/15/2035	1,000,000	1,014,492
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (d), Mandatory Put 7/15/2028 @ 109, 7/15/2032	2,085,000	677,625
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	6,000,000	4,980,000
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,057,422
Florida, Higher Educational Facilities Financial Authority Revenue, Keiser University Obligated Group, 144A, 5.0%, 7/1/2035	4,000,000	4,009,782
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	2,245,000	2,234,288
144A, 4.85%, 5/1/2038	980,000	1,013,341
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,692,873
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	435,000	431,005
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,374,022
The accompanying notes are an integral part of the financial statements.

6	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	793,057
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	760,000	749,612
		34,464,956
Georgia 5.2%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,019,995
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AG	6,815,000	7,060,151
Carroll City & County, GA, State Hospital Authority Revenue, Tanner Medical Center Obligated Group, 5.0%, 7/1/2041	1,400,000	1,538,999
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	207,186
Series B, 4.0%, 4/1/2033	200,000	206,846
Series B, 4.0%, 4/1/2034	250,000	256,792
Series B, 4.0%, 4/1/2035	225,000	230,239
Series B, 4.0%, 4/1/2036	250,000	254,354
Georgia, Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System Obligated Group, 5.0%, 10/15/2030	1,375,000	1,514,228
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,279,880
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup, Inc.	10,000,000	10,201,472
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,233,096
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,159,692
Series A, 5.0%, Mandatory Put 6/1/2032 @ 100, 6/1/2055, GTY: TD Bank NA	1,500,000	1,633,577
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,439,468
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue, Series A, 5.0%, 7/1/2043	2,665,000	2,911,964
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,173,316
		37,321,255
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	7

	Principal Amount ($)	Value ($)
Idaho 0.5%
Idaho, State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, 2.9% (c), 12/1/2025, LOC: U.S. Bank NA	3,400,000	3,400,000
Illinois 4.9%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,108,521
Chicago, IL, O’Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	773,305
Series C, AMT, 5.0%, 1/1/2036	500,000	539,157
5.25%, 1/1/2039, INS: BAM	825,000	915,738
5.25%, 1/1/2040, INS: BAM	1,130,000	1,236,989
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,600,730
Dupage County, IL, School District No. 58 Downers Grove, General Obligation, 5.5%, 12/15/2042	3,000,000	3,386,162
Illinois, Elmhurst Park District, General Obligation:
5.0%, 12/15/2043	1,000,000	1,071,727
5.0%, 12/15/2044	1,250,000	1,332,615
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,395,000	4,885,007
Illinois, Metropolitan Water Reclamation District of Greater Chicago, General Obligation, Series A, 5.0%, 12/1/2042	2,500,000	2,720,208
Illinois, Sales Tax Securitization Corp. Revenue, Series A, 5.0%, 1/1/2042 (a)	2,000,000	2,120,021
Illinois, State Development Authority Revenue, Madison County Community Unit School District No. 2 Triad, Series B, 5.5%, 4/1/2043, INS: BAM	3,910,000	4,314,255
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,073,884
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,049,124
Series B, 5.25%, 10/1/2037	2,000,000	2,191,525
Series C, 5.5%, 10/1/2039	2,000,000	2,198,946
Illinois, State O’Hare International Airport Revenue, TrIPs Obligated Group, AMT, 5.5%, 7/1/2041	1,600,000	1,745,981
		35,263,895
Indiana 2.1%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 3.09% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,135,000	2,125,342
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,057,606
The accompanying notes are an integral part of the financial statements.

8	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,161,885
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,103,743
Series A, 5.0%, 10/1/2041	1,000,000	1,092,705
Indiana, Westfield-Washington Multi-School Building Corp. Revenue, Series A, 5.25%, 7/15/2041, INS: BAM	1,700,000	1,892,091
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,612,941
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,863,598
Series E, 5.5%, 3/1/2038	2,000,000	2,172,242
		15,082,153
Iowa 0.5%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2039	2,000,000	2,041,342
Series B, 6.6%, 5/15/2028	1,220,000	1,268,366
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	110,000	107,120
		3,416,828
Kentucky 1.0%
Kentucky, State Municipal Energy Agency Revenue, 5.0%, 1/1/2042	4,245,000	4,544,295
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	2,220,000	2,323,853
		6,868,148
Louisiana 1.0%
Louisiana, State Gasoline & Fuels Tax Revenue, Series A, 5.0%, 5/1/2040	5,000,000	5,572,985
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AG	1,250,000	1,306,369
		6,879,354
Massachusetts 0.6%
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc.:
5.25%, 6/1/2044	500,000	536,457
5.25%, 6/1/2045	400,000	427,329
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,051,536
Series J2, 5.0%, 7/1/2034	2,000,000	2,099,617
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	45,000	44,745
		4,159,684
Michigan 1.4%
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,371,319
AMT, 5.0%, 12/31/2032	700,000	726,290
AMT, 5.0%, 12/31/2033	1,600,000	1,655,478
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,571,812
5.5%, 11/15/2044	3,000,000	3,309,844
		9,634,743
Minnesota 0.5%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,919,682
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2041	1,500,000	1,617,804
		3,537,486
Mississippi 0.5%
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,588,562
Series B, 5.0%, 8/1/2043	1,540,000	1,654,264
		3,242,826
Missouri 0.9%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A” , Series 2021-1, 1.53%, 1/25/2061	2,820,213	2,588,727
Missouri, Plaza At Noah’s Ark Community Improvement District, 3.0%, 5/1/2030	725,000	692,693
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,020,000	3,323,768
		6,605,188
The accompanying notes are an integral part of the financial statements.

10	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Nevada 0.3%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, AMT, 12.0%, Mandatory Put 11/2/2026 @ 120, 1/1/2065	1,805,000	1,534,250
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	410,000	410,008
		1,944,258
New Hampshire 1.1%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,871,317	2,844,018
Series 2022-1, 4.375%, 9/20/2036	3,818,703	3,886,853
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	817,550
		7,548,421
New Jersey 2.6%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	899,158
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	270,000	262,118
Series B, AMT, 3.5%, 12/1/2039	975,000	942,856
Series B, AMT, 4.0%, 12/1/2041	3,480,000	3,458,425
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,199,838
Series AA, 5.25%, 6/15/2041	1,000,000	1,111,940
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,158,020
Series C, 5.0%, 1/1/2035	1,000,000	1,171,883
Series C, 5.0%, 1/1/2045	3,000,000	3,194,095
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,145,696
		18,544,029
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I” , Series C, 4.0%, 1/1/2050	1,210,000	1,215,225
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
New York 11.5%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AG	1,820,000	1,737,805
3.0%, 4/1/2036, INS: AG	1,750,000	1,644,341
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,271,638
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,379,050
Series C1, 5.0%, 11/15/2028	1,200,000	1,265,884
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,775,965
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2041	5,000,000	5,533,130
Series C, 5.25%, 3/15/2046	1,175,000	1,275,180
Series C, 5.25%, 3/15/2047	2,000,000	2,147,959
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	719,398
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1” , 2.45%, 9/15/2069	5,000,000	4,738,450
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,649,841
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 6.0%, 6/30/2042	1,250,000	1,388,440
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	3,974,558
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,388,674
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.0%, 12/1/2043	750,000	820,871
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B-1, 5.0%, 5/15/2045	1,000,000	1,060,231
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,849,213
New York City, NY, General Obligation:
Series G-1, 5.0%, 2/1/2042	1,500,000	1,625,017
Series D, 5.0%, 4/1/2043	1,000,000	1,064,063
The accompanying notes are an integral part of the financial statements.

12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,011,465
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series DD-2, 2.85% (c), 12/1/2025, SPA: JPMorgan Chase Bank NA	800,000	800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,320,641
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A4, 2.85% (c), 12/1/2025, SPA: JPMorgan Chase Bank NA	1,540,000	1,540,000
Series A-4, 2.85% (c), 12/1/2025, SPA: Barclays Bank PLC	3,200,000	3,200,000
Series C-4, 2.85% (c), 12/1/2025, SPA: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series F-1, 5.0%, 2/1/2042	1,500,000	1,616,321
Series H, 5.0%, 11/1/2043	1,000,000	1,075,803
Series D, 5.25%, 5/1/2043	5,000,000	5,466,881
Series G-1, 5.25%, 5/1/2048	2,750,000	2,921,667
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	1,011,126
Series E1, 5.0%, 4/1/2039	1,250,000	1,373,232
		82,146,844
North Carolina 0.8%
County of Wake, NC, State Revenue:
Series A, 5.0%, 5/1/2043	2,300,000	2,513,948
Series A, 5.0%, 5/1/2044	1,400,000	1,516,143
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 2.85% (c), 12/1/2025, LOC: Royal Bank of Canada	195,000	195,000
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AG	1,150,000	1,218,222
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	420,000	437,441
		5,880,754
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,610,000	4,970,178
Ohio 2.9%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,183,540
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Series D, 5.0%, 6/1/2040	1,120,000	1,226,091
Series D, 5.0%, 6/1/2041	1,180,000	1,278,781
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,567,811
4.0%, 12/1/2030	1,210,000	1,261,254
4.0%, 12/1/2031	1,105,000	1,147,877
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2030	1,180,000	1,317,216
Ohio, Air Quality Development Authority Revenue, Duke Enery Corp., Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,016,150
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, Prerefunded, 4.0%, 11/15/2035	1,665,000	1,784,527
Ohio, State General Obligation, Series A, 5.0%, 6/15/2043	5,000,000	5,516,473
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	3,100,000	3,126,099
		20,425,819
Oklahoma 0.4%
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2035	1,000,000	1,153,996
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2042	1,500,000	1,669,033
		2,823,029
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 2.85% (c), 12/1/2025, LOC: TD Bank NA	715,000	715,000
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	1,170,000	1,172,663
Oregon, State Lottery Revenue:
Series A, 5.25%, 4/1/2042	1,000,000	1,129,468
Series A, 5.25%, 4/1/2043	2,500,000	2,796,138
		5,813,269
Pennsylvania 6.2%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,188,714
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,175,000	1,186,549
5.0%, 12/1/2032	2,745,000	2,800,900
The accompanying notes are an integral part of the financial statements.

14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,608,844
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AG	1,025,000	1,134,016
Series A, 5.0%, 12/1/2040, INS: AG	1,625,000	1,777,499
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	1,945,000	1,779,140
Series A, 2.625%, 6/1/2042	365,000	330,186
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	313,777
Series A, 5.0%, 7/1/2031	850,000	888,719
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,302,338
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,628,126
AMT, 5.5%, 6/30/2038	3,000,000	3,252,980
AMT, 5.5%, 6/30/2039	4,000,000	4,291,000
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	200,000	199,819
Series 122, AMT, 4.0%, 10/1/2046	1,370,000	1,371,004
Series 143A, 6.25%, 10/1/2053	1,835,000	1,986,712
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	860,000	953,854
Series FIRST, 5.0%, 12/1/2040	855,000	942,041
Series FIRST, 5.0%, 12/1/2041	855,000	933,791
Philadelphia, PA, Authority for Industrial Development Revenue, Series A, 5.0%, 12/1/2044	2,145,000	2,317,202
Philadelphia, PA, School District, Series F, Prerefunded, 5.0%, 9/1/2030	30,000	30,535
		44,217,746
Rhode Island 0.4%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,606,567
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,455,000	1,453,126
		3,059,693
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
South Carolina 0.8%
South Carolina, Public Service Authority Revenue, Series A, 5.0%, 12/1/2044	1,300,000	1,377,991
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	165,000	166,128
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2043	1,000,000	1,096,840
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2046	3,000,000	3,259,791
		5,900,750
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,595,008
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,805,049
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	541,531
		4,941,588
Texas 16.2%
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,134,524
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,884,850
5.0%, 11/15/2049	1,000,000	1,059,514
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,530,538
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	1,665,000	1,720,782
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,694,610
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,331,818
Series B, 5.0%, 11/1/2040	3,500,000	3,850,826
El Paso, TX, Water & Sewer Revenue Revenue, 5.0%, 3/1/2044	2,000,000	2,119,522
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,126,822
The accompanying notes are an integral part of the financial statements.

16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,319,573
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,570,140
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,815,000	3,026,676
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,652,218
5.0%, 9/1/2028	1,350,000	1,432,547
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AG	5,000,000	5,345,933
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,771,814
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,380,473
Texas, Aldine Independent School District:
4.0%, 2/15/2032	3,000,000	3,036,416
5.0%, 2/15/2044	2,750,000	2,937,266
Texas, Arlington Independent School District, General Obligation, 5.0%, 2/15/2042	4,000,000	4,338,764
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2042	1,000,000	1,083,303
Series A-1, AMT, 5.25%, 11/1/2043	1,000,000	1,071,664
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,607,313
Texas, Kerrville Public Utility Board Public Facility Corp., Revenue:
Series A, 5.25%, 4/15/2043, INS: BAM	1,320,000	1,422,749
Series A, 5.25%, 4/15/2044, INS: BAM	1,220,000	1,307,916
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,725,039
5.0%, 2/15/2042	3,045,000	3,259,657
5.0%, 2/15/2043	2,625,000	2,797,164
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,965,203
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,557,807
Texas, North East Regional Mobility Authority Revenue, Series A, 5.25%, 1/1/2046	1,000,000	1,065,434
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,055,432
Texas, Round Rock Independent School District, General Obligation, Series B, 5.0%, 8/1/2043	4,185,000	4,551,007
Texas, San Antonio Water System Revenue, Series C, 5.0%, 5/15/2043	4,655,000	5,047,241
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,564,733	4,563,802
Texas, State Tech University System Revenue, Series A, 5.0%, 2/15/2045	1,200,000	1,281,691
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,616,110
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,077,212
Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2041	2,500,000	2,735,006
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2042, INS: AG	2,770,000	2,988,971
5.0%, 5/15/2043, INS: AG	3,790,000	4,033,572
		115,078,919
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,190,759
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 1, 144A, 5.125%, 6/15/2054	3,000,000	2,995,680
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	775,000	843,570
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	279,738
		9,309,747
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,481,026
Virginia 1.2%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue, Series A, 4.0%, 7/1/2038	4,370,000	4,485,095
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,527,971
The accompanying notes are an integral part of the financial statements.

18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
AMT, 4.0%, 7/1/2030	1,000,000	1,021,338
Virginia, State Small Business Financing Authority Revenue, Mary Washington Healthcare Obligated Group, Series A, 5.0%, 6/15/2043	1,300,000	1,378,819
		8,413,223
Washington 5.0%
Pierce County, WA, Pierce County School District No. 403 Bethel, General Obligation, 5.0%, 12/1/2043	1,725,000	1,870,865
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,402,251
Series B, AMT, 5.25%, 10/1/2044	7,000,000	7,501,178
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 3.04% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	889,979
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,815,351
4.0%, 7/1/2031	3,000,000	3,092,671
Washington, State General Obligation, Series C, 5.0%, 2/1/2046	3,000,000	3,211,763
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,365,007
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	757,782
144A, 5.0%, 1/1/2029	840,000	849,083
144A, 5.0%, 1/1/2031	1,030,000	1,040,987
144A, 5.0%, 1/1/2033	1,050,000	1,058,239
Washington, State University Revenue, 5.0%, 4/1/2039	2,695,000	3,036,034
		35,891,190
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,472,654
Wisconsin 0.2%
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,650,987
Puerto Rico 0.8%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	999,389
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Series A1, 5.75%, 7/1/2031	1,910,000	2,104,030
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,462,494
		5,565,913
Other 1.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-051, 144A, 2.65%, 6/15/2035	7,345,000	6,410,770
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	553,677	537,656
		6,948,426
Total Municipal Investments (Cost $702,632,832)		703,452,373

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.61% (e) (Cost $42,744)	42,740	42,744
Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (f) (Cost $0)	15,000	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $702,675,576)	98.8	703,495,117
Other Assets and Liabilities, Net	1.2	8,765,510
Net Assets	100.0	712,260,627

*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Intermediate Tax-Free Fund

(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Interest coupon payment as of July 15, 2025 has been deferred by the issuer.
(e)	Current yield; not a coupon rate.
(f)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$703,452,373	$—	$703,452,373
Open-End Investment Companies	42,744	—	—	42,744
Warrants	—	—	0	0
Total	$42,744	$703,452,373	$0	$703,495,117

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	21

Statement of Assets and Liabilities
as of November 30, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $702,675,576)	$703,495,117
Cash	1,006,359
Receivable for investments sold	2,843,049
Receivable for Fund shares sold	676,117
Interest receivable	9,213,698
Other assets	67,644
Total assets	717,301,984
Liabilities
Payable for investments purchased	195,352
Payable for investments purchased — when-issued securities	3,861,499
Payable for Fund shares redeemed	77,640
Distributions payable	465,497
Accrued management fee	140,997
Accrued Trustees' fees	7,581
Other accrued expenses and payables	292,791
Total liabilities	5,041,357
Net assets, at value	$712,260,627
Net Assets Consist of
Distributable earnings (loss)	(17,966,359)
Paid-in capital	730,226,986
Net assets, at value	$712,260,627
The accompanying notes are an integral part of the financial statements.

22	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities as of November 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($96,368,884 ÷ 8,713,945 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
Maximum offering price per share (100 ÷ 97.25 of $11.06)	$11.37
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,910,823 ÷ 172,812 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
Class S
Net Asset Value, offering and redemption price per share ($137,123,418 ÷ 12,397,671 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
Institutional Class
Net Asset Value, offering and redemption price per share ($476,857,502 ÷ 43,121,611 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	23

Statement of Operations
for the six months ended November 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$13,874,416
Expenses:
Management fee	1,120,056
Administration fee	344,906
Services to shareholders	380,038
Distribution and service fees	128,265
Custodian fee	4,392
Professional fees	36,844
Reports to shareholders	21,411
Registration fees	44,103
Trustees' fees and expenses	13,054
Other	23,049
Total expenses before expense reductions	2,116,118
Expense reductions	(232,016)
Total expenses after expense reductions	1,884,102
Net investment income	11,990,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,189,226)
Change in net unrealized appreciation (depreciation) on investments	21,189,328
Net gain (loss)	20,000,102
Net increase (decrease) in net assets resulting from operations	$31,990,416
The accompanying notes are an integral part of the financial statements.

24	|	DWS Intermediate Tax-Free Fund

Statements of Changes in Net Assets
	Six Months Ended November 30, 2025	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$11,990,314	$23,915,905
Net realized gain (loss)	(1,189,226)	(3,495,561)
Change in net unrealized appreciation (depreciation)	21,189,328	(2,033,580)
Net increase (decrease) in net assets resulting from operations	31,990,416	18,386,764
Distributions to shareholders:
Class A	(1,499,183)	(2,871,942)
Class C	(26,823)	(54,370)
Class S	(2,316,335)	(5,560,587)
Institutional Class	(8,094,223)	(15,343,607)
Total distributions	(11,936,564)	(23,830,506)
Fund share transactions:
Proceeds from shares sold	62,782,495	261,197,702
Reinvestment of distributions	8,890,426	17,802,335
Payments for shares redeemed	(106,615,224)	(280,515,652)
Net increase (decrease) in net assets from Fund share transactions	(34,942,303)	(1,515,615)
Increase (decrease) in net assets	(14,888,451)	(6,959,357)
Net assets at beginning of period	727,149,078	734,108,435
Net assets at end of period	$712,260,627	$727,149,078

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	25

Financial Highlights
DWS Intermediate Tax-Free Fund — Class A
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.82	$10.79	$11.00	$12.02	$11.80
Income (loss) from investment operations:
Net investment income	.17	.32	.30	.27	.22	.28
Net realized and unrealized gain (loss)	.31	(.07 )	.03	(.21 )	(.98 )	.29
Total from investment operations	.48	.25	.33	.06	(.76 )	.57
Less distributions from:
Net investment income	(.17 )	(.32 )	(.30 )	(.27 )	(.22 )	(.28 )
Net realized gains	—	—	—	—	(.04 )	(.07 )
Total distributions	(.17 )	(.32 )	(.30 )	(.27 )	(.26 )	(.35 )
Net asset value, end of period	$11.06	$10.75	$10.82	$10.79	$11.00	$12.02
Total Return (%)[a,b]	4.52 *	2.32	3.14	.57	(6.42)	4.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	95	99	107	123	155
Ratio of expenses before expense reductions (%)	.79 **	.80	.79	.78	.78	.78
Ratio of expenses after expense reductions (%)	.74 **	.74	.74	.74	.73	.72
Ratio of net investment income (%)	3.16 **	2.96	2.83	2.50	1.92	2.33
Portfolio turnover rate (%)	15 *	48	47	47	47	38

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Class C
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.81	$10.79	$11.00	$12.02	$11.80
Income (loss) from investment operations:
Net investment income	.13	.24	.22	.19	.14	.19
Net realized and unrealized gain (loss)	.31	(.06 )	.02	(.21 )	(.98 )	.29
Total from investment operations	.44	.18	.24	(.02 )	(.84 )	.48
Less distributions from:
Net investment income	(.13 )	(.24 )	(.22 )	(.19 )	(.14 )	(.19 )
Net realized gains	—	—	—	—	(.04 )	(.07 )
Total distributions	(.13 )	(.24 )	(.22 )	(.19 )	(.18 )	(.26 )
Net asset value, end of period	$11.06	$10.75	$10.81	$10.79	$11.00	$12.02
Total Return (%)[a,b]	4.12 *	1.65	2.27	(.18 )	(7.12)	4.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	2	4	7
Ratio of expenses before expense reductions (%)	1.59 **	1.58	1.57	1.56	1.53	1.53
Ratio of expenses after expense reductions (%)	1.49 **	1.49	1.49	1.49	1.48	1.48
Ratio of net investment income (%)	2.41 **	2.21	2.09	1.72	1.17	1.60
Portfolio turnover rate (%)	15 *	48	47	47	47	38

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	27

DWS Intermediate Tax-Free Fund — Class S
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.82	$10.80	$11.00	$12.03	$11.80
Income (loss) from investment operations:
Net investment income	.18	.35	.33	.30	.25	.31
Net realized and unrealized gain (loss)	.31	(.07 )	.02	(.20 )	(.99 )	.30
Total from investment operations	.49	.28	.35	.10	(.74 )	.61
Less distributions from:
Net investment income	(.18 )	(.35 )	(.33 )	(.30 )	(.25 )	(.31 )
Net realized gains	—	—	—	—	(.04 )	(.07 )
Total distributions	(.18 )	(.35 )	(.33 )	(.30 )	(.29 )	(.38 )
Net asset value, end of period	$11.06	$10.75	$10.82	$10.80	$11.00	$12.03
Total Return (%)[a]	4.63 *	2.54	3.30	.92	(6.26)	5.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	137	145	218	248	320	362
Ratio of expenses before expense reductions (%)	.60 **	.61	.63	.63	.64	.61
Ratio of expenses after expense reductions (%)	.52 **	.52	.49	.49	.48	.48
Ratio of net investment income (%)	3.38 **	3.17	3.08	2.74	2.17	2.58
Portfolio turnover rate (%)	15 *	48	47	47	47	38

[a]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.75	$10.81	$10.79	$11.00	$12.02	$11.80
Income (loss) from investment operations:
Net investment income	.19	.35	.33	.30	.25	.31
Net realized and unrealized gain (loss)	.31	(.06 )	.02	(.21 )	(.98 )	.29
Total from investment operations	.50	.29	.35	.09	(.73 )	.60
Less distributions from:
Net investment income	(.19 )	(.35 )	(.33 )	(.30 )	(.25 )	(.31 )
Net realized gains	—	—	—	—	(.04 )	(.07 )
Total distributions	(.19 )	(.35 )	(.33 )	(.30 )	(.29 )	(.38 )
Net asset value, end of period	$11.06	$10.75	$10.81	$10.79	$11.00	$12.02
Total Return (%)[a]	4.65 *	2.67	3.30	.82	(6.18)	5.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	477	485	415	404	440	453
Ratio of expenses before expense reductions (%)	.55 **	.55	.55	.55	.55	.54
Ratio of expenses after expense reductions (%)	.49 **	.49	.49	.49	.48	.47
Ratio of net investment income (%)	3.42 **	3.21	3.08	2.75	2.17	2.57
Portfolio turnover rate (%)	15 *	48	47	47	47	38

[a]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	29

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Intermediate Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

30	|	DWS Intermediate Tax-Free Fund

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Intermediate Tax-Free Fund	|	31

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

32	|	DWS Intermediate Tax-Free Fund

When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2025, the Fund had net tax basis capital loss carryforwards of $19,291,917, including short-term losses ($4,191,759) and long-term losses ($15,100,158), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2025, the aggregate cost of investments for federal income tax purposes was $701,953,158. The net unrealized appreciation for all investments based on tax cost was $1,541,959. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $13,343,010 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $11,801,051.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and income related to restructuring of certain securities. As a result, net investment income

DWS Intermediate Tax-Free Fund	|	33

(loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $109,555,865 and $154,551,900, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.315%.

34	|	DWS Intermediate Tax-Free Fund

For the period from June 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.74%
Class C	1.49%
Class S	.54%
Institutional Class	.49%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%
For the six months ended November 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$24,635
Class C	1,184
Class S	53,318
Institutional Class	152,879
$232,016
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2025, the Administration Fee was $344,906, of which $56,670 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

DWS Intermediate Tax-Free Fund	|	35

between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2025
Class A	$1,098	$336
Class C	134	44
Class S	13,481	4,602
Institutional Class	732	249
	$15,445	$5,231
In addition, for the six months ended November 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$41,054
Class C	1,416
Class S	85,398
Institutional Class	230,198
$358,066
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2025
Class C	$8,384	$1,253
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

36	|	DWS Intermediate Tax-Free Fund

accounts the firms service. For the six months ended November 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2025	Annualized Rate
Class A	$117,087	$40,568.25%
Class C	2,794	310.25%
	$119,881	$40,878
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2025 aggregated $381.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $703, of which $360 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2025, the Fund engaged in securities purchases of $15,445,000 and securities sales of $21,050,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum

DWS Intermediate Tax-Free Fund	|	37

equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	464,194	$5,049,717	1,606,710	$17,599,722
Class C	5,462	59,689	30,982	336,930
Class S	675,011	7,378,344	1,644,957	18,018,853
Institutional Class	4,616,903	50,294,745	20,522,036	225,242,197
		$62,782,495		$261,197,702
Shares issued to shareholders in reinvestment of distributions
Class A	118,340	$1,288,770	226,606	$2,479,012
Class C	2,146	23,368	4,321	47,256
Class S	186,762	2,033,806	458,107	5,017,960
Institutional Class	509,163	5,544,482	938,483	10,258,107
		$8,890,426		$17,802,335
Shares redeemed
Class A	(687,876)	$(7,451,542)	(2,188,726)	$(23,961,829)
Class C	(54,008)	(592,739)	(56,312)	(616,788)
Class S	(1,974,828)	(21,373,603)	(8,705,277)	(95,808,467)
Institutional Class	(7,102,678)	(77,197,340)	(14,710,483)	(160,128,568)
		$(106,615,224)		$(280,515,652)
Net increase (decrease)
Class A	(105,342)	$(1,113,055)	(355,410)	$(3,883,095)
Class C	(46,400)	(509,682)	(21,009)	(232,602)
Class S	(1,113,055)	(11,961,453)	(6,602,213)	(72,771,654)
Institutional Class	(1,976,612)	(21,358,113)	6,750,036	75,371,736
		$(34,942,303)		$(1,515,615)

38	|	DWS Intermediate Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Intermediate Tax-Free Fund	|	39

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

40	|	DWS Intermediate Tax-Free Fund

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Intermediate Tax-Free Fund	|	41

Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DITFF-BFE2025

42	|	DWS Intermediate Tax-Free Fund

DITFF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2026